NET REVENUE - Summary of Temporary Receipts From Customers (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 146,559.3	$ 198,602.6
Noncurrent portion (classified under other noncurrent liabilities)	43,298.9	92,499.2
Temporary receipts from customers	$ 189,858.2	$ 291,101.8